[LOGO] WILMERHALE

                                                           Christopher P. Harvey
                                                             +1 617 526 6532(t)
                                                             +1 617 526 5000(f)
                                               christopher.harvey@wilmerhale.com

September 29, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Combined Registration Statement on Form N-14 ("Registration Statement") of Pioneer Variable Contracts Trust (the "Trust") with respect to the proposed reorganizations of Pioneer Balanced VCT Portfolio, Pioneer Europe VCT Portfolio, and Pioneer AmPac Growth VCT Portfolio (the "Acquired Portfolios") with and into Pioneer Ibbotson Moderate Allocation VCT Portfolio, Pioneer International Value VCT Portfolio, and Pioneer Oak Ridge Large Cap Growth VCT Portfolio, respectively (the "Acquiring Portfolios")

Dear Ladies and Gentlemen:

     Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933, as amended (the "1933 Act") and Rule 488 thereunder,
(ii) the General Instructions to Form N-14 and (iii) Regulation S-T, is the combined Registration Statement of the Trust, including a proxy statement and prospectus, statement of additional information, Part C and exhibits.

     The Acquired Portfolios and the Acquiring Portfolios are each a series of the Trust (File Nos. 33-84546; 811-08786). This Registration Statement is being filed as a proxy statement and prospectus to solicit shareholder approval of an agreement and plan of reorganization whereby each Acquired Portfolio would transfer its assets to the corresponding Acquiring Portfolio in exchange for shares of such Acquiring Portfolio. On the closing date of the reorganization, the Acquired Portfolios' shareholders would become Acquiring Portfolio shareholders and the Acquired Portfolios would be dissolved. The purposes and terms of the proposed reorganizations are detailed in the Registration Statement.

     We have been advised that the Trust and its principal underwriter, Pioneer Funds Distributor, Inc., are aware of their obligations under the 1933 Act. The Registration Statement has been manually signed by the persons specified in
Section 6(a) of the 1933 Act and, pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Registration Statement. No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended ("1940 Act").


Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109

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                                                               [LOGO] WILMERHALE

U.S. Securities and Exchange Commission
September 29, 2006
Page 2



     If you have any questions or comments, please do not hesitate to contact me at (617) 526-6532 (collect) or Elaine S. Kim, Esq. at (617) 526-6685 (collect), counsel to the Trust.



Very truly yours,


/s/ Christopher P. Harvey
-------------------------
Christopher P. Harvey

Enclosure

cc:      Robert Lamont, Esq.
         Christopher J. Kelley, Esq.